Property and Equipment	12 Months Ended
Sep. 30, 2012
Property and Equipment [Abstract]
Property and Equipment

Note 3 – Property and Equipment

Property and equipment consisted of the following at September 30, 2012 and 2011:

	2012	2011

Machinery and equipment	$166,159	$41,726
Less accumulated depreciation	(38,040)	(12,207)

Property and equipment, net	$128,119	$29,519

Depreciation expense for the years ended September 30, 2012 and 2011 was $25,833 and $12,207, respectively.